REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,702	$ 10,504	$ 29,794	$ 24,634
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91	55	168	116
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	685	402	1,216	1,261
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	999	927	1,996	1,928
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,604	1,828	5,214	3,936
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,737	6,866	20,043	16,579
Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	586	426	1,157	814
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,732	5,821	18,179	14,615
Goods or services transferred at point in time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128	59	218	335
Goods or services transferred at point in time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54	35	84	65
Goods or services transferred at point in time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55	48	93	91
Goods or services transferred at point in time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,910	5,253	16,628	13,314
Goods or services transferred at point in time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	585	426	1,156	810
Goods or services transferred at point in time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,970	4,683	11,615	10,019
Goods or services transferred over time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91	55	168	116
Goods or services transferred over time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	557	343	998	926
Goods or services transferred over time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	945	892	1,912	1,863
Goods or services transferred over time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,549	1,780	5,121	3,845
Goods or services transferred over time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,827	1,613	3,415	3,265
Goods or services transferred over time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1	0	1	4
Goods or services transferred over time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0	$ 0